Membership Interests Awards (Details) (Antero Holdings, Membership interests awards)	12 Months Ended
Dec. 31, 2012
Antero Holdings | Membership interests awards
Summary of the status of the net membership interests outstanding and changes during the period
Balance at beginning of period (in shares)	7,957,283
Granted (in shares)	806,000
Forfeited/canceled (in shares)	(203,500)
Balance at end of period (in shares)	8,559,783